 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.1
Asurion LLC	2.0
Intelsat Jackson Holdings SA	1.9
TransDigm, Inc.	1.3
Charter Communication Operating LLC	1.1
8.4

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Technology	16.4
Telecommunications	7.7
Healthcare	6.4
Services	5.9
Gaming	4.8

Quality Diversification (% of fund's net assets)

As of March 31, 2020
BBB	4.3%
BB	27.4%
B	54.1%
CCC,CC,C	5.3%
D	0.1%
Not Rated	1.2%
Equities	0.8%
Short-Term Investments and Net Other Assets	6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020*
Bank Loan Obligations	88.3%
Nonconvertible Bonds	4.1%
Common Stocks	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 10.4%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 88.3%
	Principal Amount	Value
Aerospace - 1.6%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.34% 1/20/27 (a)(b)(c)	$400,000	$354,000
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7% 2/4/27 (a)(b)(c)	335,000	301,500
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.24% 6/19/26 (a)(b)(c)	124,375	101,055
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/30/25 (a)(b)(c)	1,408,925	1,278,599
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 12/9/25 (a)(b)(c)	374,063	339,462
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 8/22/24 (a)(b)(c)	1,220,143	1,129,853
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5296% 4/30/25 (a)(b)(c)	497,536	373,152
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.53% 4/30/26 (a)(b)(c)	235,000	154,317

TOTAL AEROSPACE		4,031,938

Air Transportation - 0.4%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (a)(b)(c)	491,794	389,132
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (a)(b)(c)	264,406	209,211
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	623,438	473,813

TOTAL AIR TRANSPORTATION		1,072,156

Automotive & Auto Parts - 0.6%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.74% 6/30/23 (a)(b)(c)	260,091	182,714
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 6/29/26 (a)(b)(c)	362,813	344,672
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 11/27/20 (a)(b)(c)	794,509	582,375
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.4501% 11/27/21 (a)(b)(c)	845,000	253,500
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/18/25 (a)(b)(c)	284,885	241,440

TOTAL AUTOMOTIVE & AUTO PARTS		1,604,701

Banks & Thrifts - 0.8%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6157% 9/30/24(a)(b)(c)	888,288	691,088
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 2/27/26 (a)(b)(c)	648,687	577,331
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/5/27 (b)(c)(d)	250,000	210,000
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.822% 6/1/23 (a)(b)(c)	242,689	222,061
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.0152% 7/1/26 (a)(b)(c)	336,518	291,088

TOTAL BANKS & THRIFTS		1,991,568

Broadcasting - 2.3%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 8/15/25 (a)(b)(c)	761,031	677,317
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 3/31/26 (a)(b)(c)	248,750	198,794
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.18% 8/24/26 (a)(b)(c)	1,715,700	1,321,089
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 11/17/24 (a)(b)(c)	421,795	379,616
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 5/1/26 (a)(b)(c)	309,225	258,976
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/18/24 (a)(b)(c)	779,448	709,298
NEP/NCP Holdco, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.4501% 10/19/26 (a)(b)(c)	250,000	118,750
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3311% 9/19/26 (a)(b)(c)	835,625	774,624
Outfront Media Capital LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5466% 11/28/26 (a)(b)(c)	250,000	213,333
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.21% 9/30/26 (a)(b)(c)	478,800	450,072
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	722,157	633,093

TOTAL BROADCASTING		5,734,962

Building Materials - 1.3%
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 10/1/26 (a)(b)(c)	623,438	562,652
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.46% 1/4/27 (a)(b)(c)	348,228	323,852
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 10/17/23 (a)(b)(c)	246,250	228,397
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/28/27 (b)(c)(d)	660,000	617,100
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(b)(c)	847,100	465,905
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 5/21/26 (a)(b)(c)(e)	1,131,743	973,299

TOTAL BUILDING MATERIALS		3,171,205

Cable/Satellite TV - 3.7%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.74% 5/1/24 (a)(b)(c)	325,788	316,014
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.74% 2/1/27 (a)(b)(c)	2,915,538	2,786,759
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 1/31/28 (a)(b)(c)	1,225,000	1,140,781
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.1116% 4/15/27 (a)(b)(c)	1,250,000	1,191,663
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.8616% 1/15/26 (a)(b)(c)	495,000	472,725
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7046% 10/22/26 (a)(b)(c)	745,000	682,606
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.8616% 7/17/25 (a)(b)(c)	939,678	894,263
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.2046% 1/31/28 (a)(b)(c)	500,000	460,000
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	1,267,710	1,163,124

TOTAL CABLE/SATELLITE TV		9,107,935

Capital Goods - 0.4%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 10/1/25 (a)(b)(c)	281,863	244,956
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8534% 11/15/26 (a)(b)(c)	135,000	110,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/15/25 (a)(b)(c)	434,500	351,945
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.9894% 9/19/26 (a)(b)(c)	249,375	205,734

TOTAL CAPITAL GOODS		913,335

Chemicals - 1.9%
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 1/31/26 (a)(b)(c)	370,327	342,552
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.41% 7/1/26 (a)(b)(c)	258,050	214,827
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9501% 3/1/26 (a)(b)(c)	742,500	656,370
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 4.9375% 10/11/24 (a)(b)(c)	533,255	434,603
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2405% 3/3/27 (a)(b)(c)	250,000	220,000
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.8626% 10/1/25 (a)(b)(c)	1,702,818	1,515,508
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.74% 4/3/25 (a)(b)(c)	398,177	362,341
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.93% 9/22/24 (a)(b)(c)	658,919	573,727
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 4/3/25 (a)(b)(c)	137,444	116,870
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 4/3/25 (a)(b)(c)	235,618	200,349

TOTAL CHEMICALS		4,637,147

Consumer Products - 1.4%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 6/11/26 (a)(b)(c)	207,816	182,878
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7872% 6/11/26 (a)(b)(c)(f)	41,044	36,119
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 1/29/27 (a)(b)(c)	125,000	113,750
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.87% 7/3/20 (a)(b)(c)	368,379	300,229
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.0811% 4/30/25 (a)(b)(c)	863,500	695,118
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.7086% 6/15/25 (a)(b)(c)	368,438	160,886
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 12/12/26 (a)(b)(c)	1,496,250	1,320,441
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.72% 11/29/24 (a)(b)(c)	780,475	725,842

TOTAL CONSUMER PRODUCTS		3,535,263

Containers - 2.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5883% 11/7/25 (a)(b)(c)	874,905	758,980
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8626% 10/1/22 (a)(b)(c)	495,797	472,038
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8626% 7/1/26 (a)(b)(c)	743,752	702,845
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.084% 4/3/24 (a)(b)(c)	243,125	197,084
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 12/21/26 (a)(b)(c)	250,000	211,250
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 5/16/24 (a)(b)(c)	166,749	144,238
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/16/24 (a)(b)(c)	389,249	328,915
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (a)(b)(c)	233,974	217,595
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	124,211	107,691
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 7/31/26 (a)(b)(c)	249,375	215,709
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5011% 1/30/27 (a)(b)(c)	1,000,000	937,000
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 2/5/23 (a)(b)(c)	1,667,916	1,572,011

TOTAL CONTAINERS		5,865,356

Diversified Financial Services - 4.0%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	819,525	726,304
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 2/13/27 (a)(b)(c)	453,863	393,726
Avolon TLB Borrower 1 (U.S.) LLC:
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5229% 1/15/25 (a)(b)(c)	422,628	374,732
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.2729% 2/12/27 (a)(b)(c)	375,000	320,156
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2038% 10/15/26 (a)(b)(c)	374,063	224,438
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 10/31/24 (a)(b)(c)	594,166	294,112
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.2% 10/6/23 (a)(b)(c)	599,200	537,782
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.48% 8/9/25 (a)(b)(c)	748,978	638,504
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 7/3/24 (a)(b)(c)	442,905	395,660
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9273% 3/1/25 (a)(b)(c)	881,426	775,655
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	248,737	168,209
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 6/30/24 (a)(b)(c)	307,076	239,519
National Financial Partners Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 2/3/27 (a)(b)(c)	250,000	213,333
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 9/29/24 (a)(b)(c)	261,194	208,955
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.4894% 2/11/25 (a)(b)(c)(e)	740,625	666,563
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (a)(b)(c)	1,406,475	1,293,957
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (a)(b)(c)	1,367,688	1,258,273
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 11/16/26 (a)(b)(c)	1,055,438	1,007,415
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (a)(b)(c)	218,303	189,924

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,927,217

Diversified Media - 0.1%
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.5162% 1/30/27 (a)(b)(c)	250,000	236,875
Electric Utilities No Longer Use - 1.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 8/1/25 (a)(b)(c)	1,681,449	1,580,562
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.2652% 10/18/26 (a)(b)(c)	500,000	456,000
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/2/27 (b)(c)(d)	875,000	783,125

TOTAL ELECTRIC UTILITIES NO LONGER USE		2,819,687

Energy - 3.4%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 11/14/26 (b)(c)(f)	111,111	93,333
3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	387,917	325,850
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 11/3/25 (a)(b)(c)	492,280	270,754
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	644,758	270,798
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.9236% 5/21/25 (a)(b)(c)	510,900	258,005
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.18% 11/18/24 (a)(b)(c)	370,313	301,805
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (a)(b)(c)	1,592,000	75,047
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (a)(b)(c)	1,558,000	342,760
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(b)(c)	500,000	192,500
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	308,450	248,817
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(b)(c)	1,237,500	1,076,625
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 7/29/21 (a)(b)(c)	840,958	777,886
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 3/31/25 (a)(b)(c)	382,214	284,390
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (a)(b)(c)	94,010	71,918
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	386,622	280,301
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (a)(b)(c)	750,000	489,998
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (a)(b)(c)	745,000	67,050
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.1736% 7/18/25 (a)(b)(c)	1,092,337	460,606
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.7912% 8/25/23 (a)(b)(c)	634,434	316,582
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 5/22/26 (a)(b)(c)	490,639	294,383
Matador Bidco SARL Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 10/15/26 (b)(c)(d)	25,000	21,875
3 month U.S. LIBOR + 4.750% 5.7394% 10/15/26 (a)(b)(c)	125,000	109,375
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (a)(b)(c)	44,040	23,781
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (a)(b)(c)	854,188	734,601
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(b)(c)	179,479	159,737
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 1/23/27 (a)(b)(c)	250,000	210,000
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	612,701	551,431

TOTAL ENERGY		8,310,208

Entertainment/Film - 0.9%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (a)(b)(c)	1,050,000	871,500
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.08% 4/22/26 (a)(b)(c)	495,000	360,885
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/8/22 (a)(b)(c)	1,018,152	514,961
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 7/8/23 (a)(b)(c)	215,000	82,416
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4285% 1/23/25 (a)(b)(c)	325,596	274,315

TOTAL ENTERTAINMENT/FILM		2,104,077

Environmental - 0.2%
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/10/26 (a)(b)(c)	248,125	218,970
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 2/8/26 (a)(b)(c)	247,500	207,900

TOTAL ENVIRONMENTAL		426,870

Food & Drug Retail - 2.4%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 12/6/24 (a)(b)(c)	613,444	509,159
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	651,750	607,757
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.5738% 5/31/24 (a)(b)(c)	2,077,658	1,657,971
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 1/30/27 (a)(b)(c)	665,000	630,088
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7442% 10/22/25 (a)(b)(c)	222,882	205,609
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (a)(b)(c)	1,377,344	1,281,908
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2771% 11/20/25 (a)(b)(c)	351,563	140,625
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(b)(c)	22,798	20,062
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	1,060,076	932,867

TOTAL FOOD & DRUG RETAIL		5,986,046

Food/Beverage/Tobacco - 1.8%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5466% 10/1/26 (a)(b)(c)	80,000	67,466
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2966% 10/1/25 (a)(b)(c)	237,000	215,274
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	276,304	253,509
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(b)(c)	981,770	871,321
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	308,700	223,808
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.7394% 6/20/25 (a)(b)(c)	248,125	213,388
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 6/20/26 (a)(b)(c)	620,623	564,767
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (a)(b)(c)	555,938	512,853
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (a)(b)(c)	599,743	548,015
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (a)(b)(c)	298,500	271,038
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.822% 6/27/23 (a)(b)(c)	709,813	654,213

TOTAL FOOD/BEVERAGE/TOBACCO		4,395,652

Gaming - 4.4%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (a)(b)(c)	462,637	343,869
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 2/15/24 (a)(b)(c)	569,559	432,865
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5766% 10/19/24 (a)(b)(c)	114,897	102,545
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.9339% 9/15/23 (a)(b)(c)	457,813	393,861
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 12/22/24 (a)(b)(c)	3,130,018	2,516,534
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 4/18/24 (a)(b)(c)	421,335	365,719
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (a)(b)(c)	535,940	468,947
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.96% 10/20/24 (a)(b)(c)	957,708	718,281
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5841% 10/4/23 (a)(b)(c)	2,139,675	1,658,248
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.375% 10/14/23 (a)(b)(c)	288,574	203,445
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 5/29/26 (a)(b)(c)	320,568	259,660
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 10/15/25 (a)(b)(c)	400,454	299,623
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (a)(b)(c)	1,234,375	1,145,907
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 7/10/25 (a)(b)(c)	1,244,331	1,183,147
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.24% 2/7/27 (a)(b)(c)	993,478	841,972

TOTAL GAMING		10,934,623

Healthcare - 5.4%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 10/11/26 (a)(b)(c)	695,000	646,350
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.9894% 6/22/24 (a)(b)(c)	742,050	628,887
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/9/26 (a)(b)(c)	247,500	238,838
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8722% 12/13/26 (a)(b)(c)	420,000	394,800
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (b)(c)(d)	1,750,000	1,653,750
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 3/13/25 (a)(b)(c)	980,075	925,357
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 2.739% 3/18/26 (a)(b)(c)	828,401	780,353
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 8/31/26 (a)(b)(c)	226,914	187,630
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.2394% 8/30/27 (a)(b)(c)	180,000	148,950
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.9207% 8/31/26 (a)(b)(c)(f)	56,816	46,980
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2001% 6/7/23 (a)(b)(c)	230,000	202,591
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7652% 6/30/25 (a)(b)(c)	865,279	732,242
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/16/25 (a)(b)(c)	564,602	521,201
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	246,823	188,079
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.2394% 3/8/26 (a)(b)(c)	228,765	181,811
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	642,632	476,621
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/13/26 (a)(b)(c)	1,208,925	1,044,862
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.4894% 11/20/26 (a)(b)(c)	250,000	202,500
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.3616% 11/27/25 (a)(b)(c)	1,062,500	1,004,063
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.6116% 6/1/25 (a)(b)(c)	687,128	650,194
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2842% 2/11/26 (a)(b)(c)	2,011,080	1,870,305
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 12/1/24 (a)(b)(c)	733,125	615,092

TOTAL HEALTHCARE		13,341,456

Homebuilders/Real Estate - 1.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 8/21/25 (a)(b)(c)	986,513	860,732
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 12/7/25 (a)(b)(c)	408,316	347,069
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	678,660	511,255
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	38,277	28,836
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 7/10/26 (a)(b)(c)	248,750	216,413
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.6736% 12/22/24 (a)(b)(c)	858,636	786,726

TOTAL HOMEBUILDERS/REAL ESTATE		2,751,031

Hotels - 1.0%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.017% 2/1/26 (a)(b)(c)	541,031	378,722
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 11/30/23 (a)(b)(c)	1,152,536	1,037,283
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.6966% 6/21/26 (a)(b)(c)	126,445	119,491
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 8/31/25 (a)(b)(c)	202,954	176,570
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (a)(b)(c)	1,134,300	726,519
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (a)(b)(c)	250,000	79,168

TOTAL HOTELS		2,517,753

Insurance - 4.5%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2072% 1/30/27 (a)(b)(c)	1,055,314	928,677
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 5/10/25 (a)(b)(c)	675,724	612,206
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.8616% 5/9/25 (a)(b)(c)	248,125	225,173
AmeriLife Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 2/6/27 (b)(c)(f)	28,409	23,011
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.6116% 2/6/27 (a)(b)(c)	221,591	179,489
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7527% 1/25/24 (a)(b)(c)	780,501	719,037
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 11/3/23 (a)(b)(c)	3,251,436	3,088,864
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 11/3/24 (a)(b)(c)	491,250	464,231
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 7.4894% 8/4/25 (a)(b)(c)	1,613,000	1,469,846
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.5434% 4/25/25 (a)(b)(c)	1,515,014	1,407,448
3 month U.S. LIBOR + 4.000% 5.6918% 4/25/25 (a)(b)(c)	872,813	818,262
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 12/2/26 (a)(b)(c)	124,688	111,387
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 5/16/24 (a)(b)(c)	1,310,441	1,192,502

TOTAL INSURANCE		11,240,133

Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 7/31/24 (a)(b)(c)	617,019	555,317
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2966% 1/4/26 (a)(b)(c)	380,275	338,445
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (a)(b)(c)	888,062	599,442
3 month U.S. LIBOR + 2.500% 4.1034% 9/20/26 (a)(b)(c)	373,125	232,375
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	1,540,956	1,368,153
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (a)(b)(c)	250,000	171,250
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (a)(b)(c)	727,594	527,964
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 6/10/22 (a)(b)(c)	936,349	687,046
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.6736% 10/18/26 (a)(b)(c)	471,809	411,417
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 5/10/26 (a)(b)(c)(e)	124,063	108,555
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 7/6/24 (a)(b)(c)	461,335	419,815
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.4894% 12/21/25 (a)(b)(c)	371,250	297,308
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 12/30/26 (b)(c)(f)	44,068	31,729
3 month U.S. LIBOR + 4.000% 5.4501% 12/30/26 (a)(b)(c)	355,932	256,271
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.9501% 12/30/27 (a)(b)(c)(e)	125,000	93,750

TOTAL LEISURE		6,098,837

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	659,170	558,647
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (a)(b)(c)	378,976	328,762
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	1,120,400	98,595

TOTAL METALS/MINING		986,004

Paper - 0.5%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/26/26 (a)(b)(c)	125,000	113,750
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8975% 12/29/23 (a)(b)(c)	572,861	518,439
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1594% 6/29/25 (a)(b)(c)	733,889	664,169

TOTAL PAPER		1,296,358

Publishing/Printing - 1.0%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	1,138,314	917,288
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/19/26 (a)(b)(c)	244,231	192,942
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4631% 11/3/23 (a)(b)(c)	630,954	379,954
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9835% 3/13/25 (a)(b)(c)	651,264	510,226
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 10/17/26 (a)(b)(c)	498,750	463,838

TOTAL PUBLISHING/PRINTING		2,464,248

Railroad - 0.3%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4501% 12/30/26 (a)(b)(c)	795,000	757,738
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 11/19/26 (a)(b)(c)	1,246,875	1,147,125
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.572% 8/30/26 (a)(b)(c)	373,125	197,756
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (a)(b)(c)	371,250	166,134
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	473,189	354,892
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7663% 8/3/26 (a)(b)(c)	1,039,782	853,058

TOTAL RESTAURANTS		2,718,965

Services - 5.9%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (a)(b)(c)	940,000	697,480
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2771% 6/13/24 (a)(b)(c)	1,955,005	1,661,754
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(b)(c)	709,205	609,916
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 3/11/25 (a)(b)(c)	614,325	571,322
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 1/15/27 (a)(b)(c)	500,000	462,500
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0847% 6/21/24 (a)(b)(c)	851,788	677,035
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 11/7/23 (a)(b)(c)	226,028	214,161
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.74% 2/7/26 (a)(b)(c)	262,350	204,633
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	360,438	313,581
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/26/26 (a)(b)(c)	374,063	323,564
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5132% 8/1/26 (a)(b)(c)	373,125	338,611
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 3/29/25 (a)(b)(c)	461,971	399,027
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.322% 10/5/26 (a)(b)(c)	208,950	188,055
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6132% 7/30/26 (a)(b)(c)	620,635	502,714
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (a)(b)(c)	973,844	795,309
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 2/21/25 (a)(b)(c)	1,199,606	888,908
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(b)(c)	2,166,941	2,012,546
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 1/23/27 (a)(b)(c)	510,000	469,200
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	625,000	575,000
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	598,481	459,831
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (a)(b)(c)	1,464,972	1,300,163
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.99% 3/23/24 (a)(b)(c)	248,718	202,571
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	29,063	22,379
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	553,580	459,471
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	61,866	51,349
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	165,937	127,771
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	373,125	205,219

TOTAL SERVICES		14,734,070

Steel - 0.3%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8125% 7/31/26 (a)(b)(c)	231,518	212,996
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2091% 1/24/27 (a)(b)(c)	500,000	455,000

TOTAL STEEL		667,996

Super Retail - 3.9%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5584% 7/2/22 (a)(b)(c)	683,330	364,823
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (a)(b)(c)	6,187,624	5,166,660
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0466% 2/3/24 (a)(b)(c)	1,267,109	1,210,089
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (a)(b)(c)(e)	18,568	18,568
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 6/30/23 (a)(b)(c)(e)	13,349	13,349
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 8/19/23 (a)(b)(c)	703,359	635,836
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0772% 8/19/22 (a)(b)(c)	635,909	307,767
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0271% 1/26/23 (a)(b)(c)	593,587	408,981
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 11/8/24 (a)(b)(c)	675,801	558,665
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	1,144,897	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.5152% 4/16/26 (a)(b)(c)	679,863	533,692
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.0152% 9/12/24 (a)(b)(c)	223,936	174,110
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(b)(c)	462,932	359,351

TOTAL SUPER RETAIL		9,751,891

Technology - 16.3%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/10/25 (a)(b)(c)	649,115	362,018
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 4/23/26 (a)(b)(c)	247,500	199,238
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 10/2/25 (a)(b)(c)	1,367,879	1,128,842
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1594% 9/5/25 (a)(b)(c)	492,500	394,000
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7771% 4/19/25 (a)(b)(c)	246,241	210,536
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/31/26 (a)(b)(c)	466,830	438,820
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (a)(b)(c)	990,579	898,593
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 4/30/25 (a)(b)(c)	985,000	935,750
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 4/4/26 (a)(b)(c)	1,328,325	1,248,626
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 8/23/25 (a)(b)(c)	514,450	485,296
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 11/4/26 (a)(b)(c)	145,000	124,700
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/29/24 (a)(b)(c)	243,523	172,090
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 4/2/26 (a)(b)(c)	248,125	214,008
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 10/16/26 (a)(b)(c)	1,250,000	1,108,338
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.99% 9/19/25 (a)(b)(c)	623,438	592,658
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/1/25 (a)(b)(c)	348,045	292,358
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.7394% 2/1/26 (a)(b)(c)(e)	135,000	114,750
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 8/23/25 (a)(b)(c)	179,925	168,230
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1132% 8/14/25 (a)(b)(c)	276,977	232,661
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3876% 2/9/23 (a)(b)(c)	267,830	212,925
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8009% 1/31/24 (a)(b)(c)	190,871	154,605
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 7/22/26 (a)(b)(c)	248,438	226,079
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.24% 6/1/22 (a)(b)(c)	412,127	375,035
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.2394% 3/8/26 (a)(b)(c)	110,000	93,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 3/8/25 (a)(b)(c)	373,350	306,147
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.9501% 12/2/24 (a)(b)(c)	626,828	535,938
3 month U.S. LIBOR + 7.500% 9.4084% 12/1/25 (a)(b)(c)	250,000	189,688
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (a)(b)(c)	150,000	126,000
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/1/25 (a)(b)(c)	1,466,169	1,401,408
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/15/24 (a)(b)(c)	811,468	771,909
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.9894% 7/7/25 (a)(b)(c)	60,000	53,100
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 7/1/24 (a)(b)(c)	427,969	395,871
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 9/24/26 (a)(b)(c)	995,000	819,213
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 2/1/22 (a)(b)(c)	1,207,408	1,157,301
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (a)(b)(c)	662,000	606,392
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/1/23 (a)(b)(c)	1,199,797	1,089,068
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(b)(c)	830,517	730,855
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(b)(c)	500,000	427,500
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 11/20/21 (a)(b)(c)	139,810	131,072
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 3.4894% 6/21/24 (a)(b)(c)	2,280,477	2,020,503
3 month U.S. LIBOR + 2.500% 3.4894% 6/21/24 (a)(b)(c)	328,815	291,331
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 4.6909% 9/29/24 (a)(b)(c)	1,208,016	1,127,478
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(b)(c)	77,955	72,887
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.61% 9/4/26 (a)(b)(c)	85,000	68,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.24% 9/4/25 (a)(b)(c)	339,825	292,250
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 9/19/26 (a)(b)(c)	373,125	348,872
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.13% 4/26/24 (a)(b)(c)	248,125	222,072
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 5/30/26 (a)(b)(c)	373,125	307,205
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7632% 11/3/23 (a)(b)(c)	537,876	465,262
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 5/31/25 (a)(b)(c)	744,918	615,176
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.073% 8/14/26 (a)(b)(c)	248,750	208,328
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7416% 8/1/25 (a)(b)(c)	581,378	497,078
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3632% 3/3/23 (a)(b)(c)	569,050	530,639
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.7001% 9/30/22 (a)(b)(c)	1,159,690	1,098,806
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	481,759	449,240
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	343,768	320,564
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	1,674,234	1,562,278
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (a)(b)(c)	734,508	470,085
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.7394% 5/1/24 (a)(b)(c)	963,267	857,308
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0811% 9/28/24 (a)(b)(c)	1,312,607	1,220,725
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.4894% 7/13/23 (a)(b)(c)	508,414	471,808
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	735,906	679,484
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 5/4/26 (a)(b)(c)	800,975	743,569
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 1/27/23 (a)(b)(c)	559,897	475,913
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.4894% 8/27/25 (a)(b)(c)	373,028	350,647
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 7/2/25 (a)(b)(c)	1,026,380	899,016
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.2394% 7/2/26 (a)(b)(c)	750,000	639,000
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0051% 3/1/26 (a)(b)(c)	1,435,215	1,302,458
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 2/28/25 (a)(b)(c)	474,402	422,218
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8632% 2/19/27 (a)(b)(c)	530,000	506,150
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (a)(b)(c)	365,905	275,647
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (a)(b)(c)	944,342	769,639
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/17/26 (a)(b)(c)	277,718	239,393
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 9/30/26 (a)(b)(c)	623,438	573,563

TOTAL TECHNOLOGY		40,519,710

Telecommunications - 7.0%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.6736% 1/31/26 (a)(b)(c)	488,750	443,541
3 month U.S. LIBOR + 2.750% 4.4119% 7/15/25 (a)(b)(c)	486,250	440,056
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	625,000	489,063
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2% 12/22/23 (a)(b)(c)	485,100	404,758
Front Range BidCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/20/27 (a)(b)(c)	1,980,000	1,861,200
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3495% 6/15/24 (a)(b)(c)	1,804,228	1,706,962
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.74% 5/31/25 (a)(b)(c)	982,500	686,522
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (a)(b)(c)	2,535,000	2,310,019
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (a)(b)(c)	1,000,000	914,000
Tranche B-5, term loan 6.625% 1/2/24 (c)	1,525,000	1,406,813
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	470,000	441,800
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 3/1/27 (a)(b)(c)	617,985	574,726
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	622,770	479,533
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/1/24 (a)(b)(c)	1,267,553	1,161,928
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4942% 4/15/26 (a)(b)(c)	372,188	334,660
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5032% 11/1/24 (a)(b)(c)	484,195	372,830
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	1,100,000	512,050
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 7/31/25 (a)(b)(c)	24,135	22,143
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.7046% 8/14/26 (a)(b)(c)	1,234,375	1,169,570
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4% 2/2/24 (a)(b)(c)	493,750	490,047
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/3/24 (a)(b)(c)	396,883	393,906
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.74% 11/22/26 (a)(b)(c)	498,750	473,813
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.49% 2/26/21 (a)(b)(c)	250,000	242,500

TOTAL TELECOMMUNICATIONS		17,332,440

Transportation Ex Air/Rail - 0.0%
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.8894% 9/11/24 (a)(b)(c)	135,000	105,300
Utilities - 2.0%
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8177% 11/1/26 (a)(b)(c)	374,063	310,004
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 11/13/21 (a)(b)(c)	843,375	603,013
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.9894% 2/15/24 (a)(b)(c)	366,830	217,651
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.46% 12/3/25 (a)(b)(c)(e)	228,241	194,005
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (a)(b)(c)	1,569,161	1,288,281
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.24% 7/24/26 (a)(b)(c)	483,711	447,432
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 8/13/26 (a)(b)(c)	248,125	209,666
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7028% 12/31/25 (a)(b)(c)	1,822,114	1,724,175

TOTAL UTILITIES		4,994,227

TOTAL BANK LOAN OBLIGATIONS
(Cost $260,152,787)		219,084,978

Nonconvertible Bonds - 4.1%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	497,500
Containers - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.3313% 7/15/21 (a)(b)(h)	520,000	507,000
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	144,275

TOTAL CONTAINERS		651,275

Energy - 0.9%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(b)(h)	1,335,000	1,295,885
6.875% 6/15/25 (h)	420,000	363,300
Denbury Resources, Inc.:
9% 5/15/21 (h)	150,000	43,875
9.25% 3/31/22 (h)	300,000	72,000
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	102,500
8.5% 10/30/25 (h)	260,000	231,400
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	290,000	34,800
Tervita Escrow Corp. 7.625% 12/1/21 (h)	80,000	56,000
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	140,000	113,400

TOTAL ENERGY		2,313,160

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	35,000	34,458
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	165,000
Stars Group Holdings BV 7% 7/15/26 (h)	495,000	465,399
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	245,910

TOTAL GAMING		876,309

Healthcare - 1.0%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	441,459
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,428,750
5.125% 5/1/25	500,000	472,500
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	235,000	237,421

TOTAL HEALTHCARE		2,580,130

Homebuilders/Real Estate - 0.0%
VICI Properties, Inc.:
3.5% 2/15/25 (h)	35,000	32,331
4.25% 12/1/26 (h)	50,000	45,875
4.625% 12/1/29 (h)	30,000	27,300

TOTAL HOMEBUILDERS/REAL ESTATE		105,506

Leisure - 0.2%
Studio City Co. Ltd. 7.25% 11/30/21 (h)	500,000	479,844
Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	150,000	151,800
6% 3/1/26 (h)	150,000	149,775

TOTAL PAPER		301,575

Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (h)	125,000	95,913
Technology - 0.1%
SSL Robotics LLC 9.75% 12/31/23 (h)	175,000	180,250
Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	872,010
SFR Group SA 7.375% 5/1/26 (h)	855,000	848,716

TOTAL TELECOMMUNICATIONS		1,720,726

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	455,000	392,942
TOTAL NONCONVERTIBLE BONDS
(Cost $11,363,627)		10,229,588
	Shares	Value

Common Stocks - 0.8%
Energy - 0.4%
Expro Holdings U.S., Inc. (e)(i)	62,178	621,780
Expro Holdings U.S., Inc. (e)(h)(i)	22,818	228,180

TOTAL ENERGY		849,960

Publishing/Printing - 0.1%
Cenveo Corp. (e)(i)	7,037	205,199
Super Retail - 0.0%
David's Bridal, Inc. (e)	617	77
David's Bridal, Inc. rights (e)(i)	156	20

TOTAL SUPER RETAIL		97

Utilities - 0.3%
TexGen Power LLC (e)	25,327	798,307
TOTAL COMMON STOCKS
(Cost $3,709,803)		1,853,563

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $29,756)	30,115	30,115

Money Market Funds - 7.0%
Fidelity Cash Central Fund 0.29% (j)
(Cost $17,456,318)	17,454,536	17,459,773
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $292,712,291)		248,658,017
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(472,132)
NET ASSETS - 100%		$248,185,885

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $208,977 and $169,513, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,115,059 or 3.3% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$180,196
Total	$180,196

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$97	$--	$--	$97
Energy	849,960	--	--	849,960
Industrials	205,199	--	--	205,199
Utilities	798,307	--	--	798,307
Bank Loan Obligations	219,084,978	--	216,902,139	2,182,839
Corporate Bonds	10,229,588	--	10,229,588	--
Other	30,115	--	--	30,115
Money Market Funds	17,459,773	17,459,773	--	--
Total Investments in Securities:	$248,658,017	$17,459,773	$227,131,727	$4,066,517

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$3,317,244
Net Realized Gain (Loss) on Investment Securities	12,149
Net Unrealized Gain (Loss) on Investment Securities	(999,833)
Cost of Purchases	900,919
Proceeds of Sales	(537,017)
Amortization/Accretion	218
Transfers into Level 3	1,374,878
Transfers out of Level 3	(2,074)
Ending Balance	$4,066,517
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2020	$(997,014)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
Luxembourg	5.8%
Canada	1.2%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $275,255,973)	$231,198,244
Fidelity Central Funds (cost $17,456,318)	17,459,773
Total Investment in Securities (cost $292,712,291)		$248,658,017
Cash		43,343
Receivable for investments sold		2,992,614
Receivable for fund shares sold		63,359
Interest receivable		1,735,565
Distributions receivable from Fidelity Central Funds		10,475
Total assets		253,503,373
Liabilities
Payable for investments purchased	$4,875,299
Payable for fund shares redeemed	432,870
Other payables and accrued expenses	9,319
Total liabilities		5,317,488
Net Assets		$248,185,885
Net Assets consist of:
Paid in capital		$314,668,203
Total accumulated earnings (loss)		(66,482,318)
Net Assets		$248,185,885
Net Asset Value, offering price and redemption price per share ($248,185,885 ÷ 30,880,132 shares)		$8.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$297,320
Interest		7,608,256
Income from Fidelity Central Funds		180,196
Total income		8,085,772
Expenses
Custodian fees and expenses	$10,109
Independent trustees' fees and expenses	780
Commitment fees	503
Total expenses before reductions	11,392
Expense reductions	(3,866)
Total expenses after reductions		7,526
Net investment income (loss)		8,078,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(822,819)
Fidelity Central Funds	179
Total net realized gain (loss)		(822,640)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(38,044,874)
Fidelity Central Funds	1,391
Total change in net unrealized appreciation (depreciation)		(38,043,483)
Net gain (loss)		(38,866,123)
Net increase (decrease) in net assets resulting from operations		$(30,787,877)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,078,246	$16,854,278
Net realized gain (loss)	(822,640)	(2,329,921)
Change in net unrealized appreciation (depreciation)	(38,043,483)	(3,695,631)
Net increase (decrease) in net assets resulting from operations	(30,787,877)	10,828,726
Distributions to shareholders	(7,941,025)	(19,420,141)
Share transactions
Proceeds from sales of shares	38,820,048	23,153,755
Reinvestment of distributions	7,913,843	19,420,136
Cost of shares redeemed	(24,402,512)	(230,601,949)
Net increase (decrease) in net assets resulting from share transactions	22,331,379	(188,028,058)
Total increase (decrease) in net assets	(16,397,523)	(196,619,473)
Net Assets
Beginning of period	264,583,408	461,202,881
End of period	$248,185,885	$264,583,408
Other Information
Shares
Sold	4,227,127	2,488,225
Issued in reinvestment of distributions	876,988	2,093,908
Redeemed	(2,713,726)	(24,531,127)
Net increase (decrease)	2,390,389	(19,948,994)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.29	$9.52	$9.49	$9.42	$9.46	$10.33
Income from Investment Operations
Net investment income (loss)A	.263	.547	.540	.445	.438	.457
Net realized and unrealized gain (loss)	(1.254)	(.131)	(.001)	.053	(.028)	(.534)
Total from investment operations	(.991)	.416	.539	.498	.410	(.077)
Distributions from net investment income	(.259)	(.646)	(.509)	(.428)	(.450)	(.434)
Distributions from net realized gain	–	–	–	–	–	(.359)
Total distributions	(.259)	(.646)	(.509)	(.428)	(.450)	(.793)
Net asset value, end of period	$8.04	$9.29	$9.52	$9.49	$9.42	$9.46
Total ReturnB,C	(10.94)%	4.61%	5.82%	5.38%	4.59%	(.80)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.01%	.01%	.49%	.75%	.72%
Expenses net of fee waivers, if any	.01%F	.01%	.01%	.49%	.75%	.72%
Expenses net of all reductions	.01%F	.01%	- %G	.48%	.75%	.72%
Net investment income (loss)	5.80%F	5.87%	5.68%	4.71%	4.78%	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$248,186	$264,583	$461,203	$448,936	$203,368	$205,782
Portfolio turnover rateH	43%F	33%	52%	75%	46%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1– quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,853,563	Market approach	Parity price	$29.16	Increase
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.4 - 4.5 / 3.4	Increase
			Broker quote	$10.00	Increase
			Discount rate	45.0%	Decrease
Bank Loan Obligations	$2,182,839	Market approach	Bid price	$75.00 - $90.00 / $86.69	Increase
			Enterprise Value/EBITDA multiple (EV/EBITDA)	4.5	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$30,115	Recovery value	Expected distribution	$1.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$150,495
Gross unrealized depreciation	(43,535,637)
Net unrealized appreciation (depreciation)	$(43,385,142)
Tax cost	$292,043,159

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,389,935)
Long-term	(21,015,304)
Total capital loss carryforward	$(22,403,843)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	74,804,460	56,395,493

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Floating Rate High Income Fund	$503

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,866.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Actual	.01%	$1,000.00	$890.60	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through January 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SFR-SANN-0520
1.924293.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 22, 2020